Reserves	12 Months Ended
Jun. 30, 2023
Reserves [Abstract]
Reserves

Note 30. Reserves

	Consolidated
	30 June 2023	30 June 2022
	$	$

Equity Remuneration Reserve	1,601,530	9,338,100
Foreign currency reserve	(283,273)	-
	1,318,257	9,338,100

Equity remuneration reserve

The reserve is used to recognise the value of equity benefits provided to employees and Directors as part of their remuneration, and other parties as part of their compensation for services.

	Consolidated
	30 June 2023	30 June 2022
	$	$

Movement in equity remuneration reserve
Balance at the beginning of the year	9,338,100	5,293,019
Fair value vesting expense of options and performance rights	807,383	6,532,583
Fair value of options/performance rights exercised during the year	(8,410,200)	(2,487,502)
Lapse of performance rights and options	(133,753)	-
Balance at the end of the period	1,601,530	9,338,100

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to Australian dollars.

	Consolidated
	30 June 2023	30 June 2022
	$	$

Movement in foreign currency reserve
Balance at the beginning of the period	-	-
Movement in the value of foreign subsidiary losses and intercompany loan balances	283,273	-
Balance at the end of the period	283,273	-